CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 2,983	$ 2,550
Receivables (less allowances of $56 in 2012 and $45 in 2011)	3,589	3,201
Inventories:
Leaf tobacco	3,548	3,463
Other raw materials	1,610	1,185
Finished product	3,791	3,472
Total inventory, net	8,949	8,120
Deferred income taxes	450	397
Other current assets	619	591
Total current assets	16,590	14,859
Property, Plant and Equipment [Abstract]
Land and land improvements	708	692
Buildings and building equipment	3,948	3,738
Machinery and equipment	8,380	7,880
Construction in progress	843	603
Total property, plant and equipment, at cost	13,879	12,913
Less: accumulated depreciation	7,234	6,663
Total property, plant and equipment, net	6,645	6,250
Goodwill (Note 3)	9,900	9,928
Other intangible assets, net (Note 3)	3,619	3,697
Other assets	916	754
Total Assets	37,670	35,488
LIABILITIES
Short-term borrowings (Note 7)	2,419	1,511
Current portion of long-term debt (Note 7)	2,781	2,206
Accounts payable	1,103	1,031
Accrued liabilities:
Marketing and selling	527	519
Taxes, except income taxes	5,350	5,346
Employment costs	896	894
Dividends payable	1,418	1,341
Other	952	873
Income taxes	1,456	897
Deferred income taxes	114	176
Total current liabilities	17,016	14,794
Long-term debt (Note 7)	17,639	14,828
Deferred income taxes	1,875	1,976
Employment costs	2,574	1,665
Other liabilities	419	462
Total liabilities	39,523	33,725
Contingencies (Note 21)
Redeemable noncontrolling interest (Note 6)	1,301	1,212
Stockholders’ (Deficit) Equity
Common stock, no par value (2,109,316,331 shares issued in 2012 and 2011)	0	0
Additional paid-in capital	1,334	1,235
Earnings reinvested in the business	25,076	21,757
Accumulated other comprehensive losses	(3,604)	(2,863)
Total stockholders' equity before treasury stock	22,806	20,129
Less: cost of repurchased stock (455,703,347 and 383,407,665 shares in 2012 and 2011, respectively)	26,282	19,900
Total PMI stockholders’ (deficit) equity	(3,476)	229
Noncontrolling interests	322	322
Total stockholders’ (deficit) equity	(3,154)	551
Total Liabilities and Stockholders’ (Deficit) Equity	$ 37,670	$ 35,488